UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $94,829 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRCASTLE LTD                   COM             G0129K104      682    20400     None Sole                    20400        0        0
ALLIANCE RES PARTNER L P        UT LTD PART     01877R108      885    26400     None Sole                    26400        0        0
ANNALY CAP MGMT INC             COM             035710409      467    29300     None Sole                    29300        0        0
ANTHRACITE CAP INC              COM             037023108      470    51700     None Sole                    51700        0        0
APOLLO INVT CORP                COM             03761U106      437    21000     None Sole                    21000        0        0
ARES CAP CORP                   COM             04010L103      488    30000     None Sole                    30000        0        0
ATLAS PIPELINE PARTNERS LP      UNIT L P INT    049392103      605    12900     None Sole                    12900        0        0
B & G FOODS INC NEW             UNIT 99/99/9999 05508R205      444    21400     None Sole                    21400        0        0
BANCO ITAU HLDG FINANCIERA S    SP ADR 500 PFD  059602201    10286   203200     None Sole                   203200        0        0
BANCOLOMBIA S A                 SPON ADR PREF   05968L102     4477   129200     None Sole                   129200        0        0
BAYTEX ENERGY TR                TRUST UNIT      073176109      803    39500     None Sole                    39500        0        0
BLACKROCK KELSO CAPITAL CORP    COM             092533108      641    44200     None Sole                    44200        0        0
BUCKEYE PARTNERS L P            UNIT LTD PARTN  118230101      969    19800     None Sole                    19800        0        0
CALUMET SPECIALTY PRODS PTNR    UT LTD PARTNER  131476103      718    14600     None Sole                    14600        0        0
CANETIC RES TR                  COM             137513107      496    32400     None Sole                    32400        0        0
CAPITAL TRUST INC MD            CL A NEW        14052H506      465    13100     None Sole                    13100        0        0
CPFL ENERGIA S A                SPONSORED ADR   126153105      725    12450     None Sole                    12450        0        0
DEERFIELD TRIARC CAP CORP       COM             244572301      251    27700     None Sole                    27700        0        0
DIANA SHIPPING INC              COM             Y2066G104      265     9300     None Sole                     9300        0        0
DOUBLE HULL TANKERS INC         COM             Y21110104      493    33100     None Sole                    33100        0        0
EAGLE BULK SHIPPING INC         COM             Y2187A101      739    28700     None Sole                    28700        0        0
EMBRAER-EMPRESA BRASILEIRA D    SP ADR COM SHS  29081M102     9691   220650     None Sole                   220650        0        0
ENEL SOCIETA PER AZIONI         ADR             29265W108      530     9400     None Sole                     9400        0        0
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN  29273R109      528    10800     None Sole                    10800        0        0
ENERPLUS RES FD                 UNIT TR G NEW   29274D604     1029    21800     None Sole                    21800        0        0
ENTERPRISE PRODS PARTNERS L     COM             293792107      968    32000     None Sole                    32000        0        0
FERRELLGAS PARTNERS L.P.        UNIT LTD PART   315293100      752    33000     None Sole                    33000        0        0
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS  344419106     3018    80700     None Sole                    80700        0        0
FORDING CDN COAL TR             TR UNIT         345425102      531    13700     None Sole                    13700        0        0
GABELLI GLB GLD NAT RES & IN    COM SHS BN INT  36244N109      750    26400     None Sole                    26400        0        0
GENERAL MARITIME CORP           SHS             Y2692M103      271     9700     None Sole                     9700        0        0
GENESIS LEASE LTD               ADR             37183T107      719    28900     None Sole                    28900        0        0
GERDAU S A                      SPONSORED ADR   373737105     4587   174950     None Sole                   174950        0        0
GOL LINHAS AEREAS INTLG S A     SP ADR REP PFD  38045R107    10229   426200     None Sole                   426200        0        0
GOLAR LNG LTD BERMUDA           SHS             G9456A100      743    33300     None Sole                    33300        0        0
GRAMERCY CAP CORP               COM             384871109      529    21000     None Sole                    21000        0        0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206    13354   552500     None Sole                   552500        0        0
ICICI BK LTD                    ADR             45104G104     4745    90000     None Sole                    90000        0        0
INERGY L P                      UNIT LTD PTNR   456615103      851    26900     None Sole                    26900        0        0
JER INVT TR INC                 COM             46614H301      615    49400     None Sole                    49400        0        0
K SEA TRANSN PARTNERS LP        COM             48268Y101      245     6300     None Sole                     6300        0        0
KKR FINANCIAL HLDGS LLC         COM             48248A306      526    31200     None Sole                    31200        0        0
KNIGHTSBRIDGE TANKERS LTD       ORD             G5299G106      506    18800     None Sole                    18800        0        0
LEGACY RESERVES LP              UNIT LP INT     524707304      783    35300     None Sole                    35300        0        0
LINN ENERGY LLC                 UNIT LTD LIAB   536020100      628    19700     None Sole                    19700        0        0
LLOYDS TSB GROUP PLC            SPONSORED ADR   539439109      685    15400     None Sole                    15400        0        0
MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN  570759100      929    30300     None Sole                    30300        0        0
NORDIC AMERICAN TANKER SHIPP    COM             G65773106      506    12900     None Sole                    12900        0        0
NORTHSTAR RLTY FIN CORP         COM             66704R100      490    49300     None Sole                    49300        0        0
OCEANFREIGHT INC                SHS             Y64202107      537    23100     None Sole                    23100        0        0
OTELCO INC                      INCME DEP SECS  688823202      666    36300     None Sole                    36300        0        0
PARAGON SHIPPING INC            CL A            69913R309      700    41300     None Sole                    41300        0        0
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105      490     9000     None Sole                     9000        0        0
PROSPECT CAPITAL CORPORATION    COM             74348T102      521    30600     None Sole                    30600        0        0
PROVIDENT ENERGY TR             TR UNIT         74386K104      783    61700     None Sole                    61700        0        0
QUINTANA MARITIME LTD           SHS             Y7169G109      744    39000     None Sole                    39000        0        0
RESOURCE CAP CORP               COM             76120W302      481    42700     None Sole                    42700        0        0
SHIP FINANCE INTERNATIONAL L    SHS             G81075106      701    26700     None Sole                    26700        0        0
TENARIS S A                     SPONSORED ADR   88031M109     3662    69600     None Sole                    69600        0        0